Note 22 - Discontinued Operation - Assets and Liabilities Reclassified as Held for Sale for the Discontinued Operation (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Property, plant and equipment	$ 3,743	$ 2,575	$ 2,486
Goodwill	18,269	25,794	21,919	$ 22,387
Intangible assets	21,812	21,655	7,930
Provisions - current	1,104	2,802	2,897
Provisions - non-current	57	165	169
Total liabilities of disposal group classified as held for sale	1,497	0	$ 0
Disposal groups classified as held for sale [member]
Statement Line Items [Line Items]
Trade and other receivables	239	0
Property, plant and equipment	629	0
Goodwill	5,289	0
Intangible assets	2,056	0
Total assets of disposal group classified as held for sale	8,214	0
Trade and other payables	91	0
Provisions - current	1,126	0
Lease liabilities - current	157	0
Provisions - non-current	74	0
Lease liabilities - non-current	49	0
Total liabilities of disposal group classified as held for sale	$ 1,497	$ 0